Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

April 10, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant”)
File Nos. 033-18781 and 811-05407

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (“Rule 497(e)”), as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (“XBRL”) format that reflect the risk/return summary information included in the prospectus supplement for the Registrant’s Investor Shares and TCU Shares prospectuses filed pursuant to Rule 497(e) on March 22, 2013 (accession number 0001193125-13-121337) to the Registrant’s Investor Shares and TCU Shares prospectuses dated December 28, 2012, such supplement is incorporated by reference into this Rule 497(e) document.

Questions and comments concerning the filing can be directed to the undersigned at (215) 988-3328.

Very Truly Yours,

/s/ Andrew E. Seaberg

Andrew E. Seaberg

Enclosures

cc:	Mr. Jay Johnson
Mary Jo Reilly, Esq.